Income tax benefit/ (expense) - Tax on the Group's loss before income tax differs from the theoretical amount statutory tax rate applicable to loss of the consolidated entities (Details) - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax benefit/(expense)
Statutory income tax rate (as a percent)		25.00%	25.00%	25.00%
Loss before income tax	¥ 249,338	¥ 210,341	¥ 857,337
(Loss)/profit from discontinued operations (attributable to owners of the Company)	209,499	(151,373)	(132,836)
Accounting profit	(39,839)	(361,714)	(990,173)
Tax calculated at PRC statutory income tax rate of 25%	9,960	90,429	247,543
Differential of income tax rates applicable to subsidiaries	21,448	(36,590)	(119,211)
Expense not deductible for tax purposes	(3,728)	(3,863)	(5,659)
Incomes not subject to tax	2,910	191	542
Tax losses and temporary differences for which no deferred income tax asset was recognized	(50,869)	(73,942)	(73,690)
Additional deductible allowance for research and development expenses	8,883	12,474	10,164
Derecognition of deferred income tax asset	(454,471)
Utilization of previously unrecognized tax losses	10,499	1,539	2,458
Income tax benefit/(expense)	¥ (455,368)	¥ (9,762)	¥ 62,147